Share capital - Changes in stock option plan (Details) shares in Thousands	12 Months Ended
	Dec. 31, 2023 shares $ / shares	Dec. 31, 2022 shares $ / shares
Disclosure of classes of share capital [abstract]
Beginning balance (in shares) | shares	4,851	5,756
Granted (in shares) | shares		1,291
Exercised (in shares) | shares	(2,401)	(755)
Forfeited (in shares) | shares	(158)	(1,213)
Expired (in shares) | shares	(562)	(228)
Ending balance (in shares) | shares	1,730	4,851
Beginning balance (in CAD per share) | $ / shares	$ 1,590,000	$ 1,580,000
Granted (in CAD per share) | $ / shares		2,180,000
Exercised (in CAD per share) | $ / shares	1,200,000	1,170,000
Forfeited (in CAD per share) | $ / shares	2,020,000.00	1,980,000
Expired (in CAD per share) | $ / shares	2,090,000.00	3,890,000
Ending balance (in CAD per share) | $ / shares	$ 1,930,000	$ 1,590,000